ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	CLOSED END FUNDS — 3.4%
	EQUITY - 1.6%
32,951	Kayne Anderson NextGen Energy & Infrastructure, Inc.	$ 239,883

	FIXED INCOME - 1.8%
37,442	Oxford Lane Capital Corporation	269,957

	TOTAL CLOSED END FUNDS (Cost $864,784)	509,840

	COMMON STOCKS — 18.4%
	ASSET MANAGEMENT - 4.5%
17,162	BlackRock TCP Capital Corporation	232,888
12,755	Capital Southwest Corporation	321,171
4,652	Newtek Business Services Corporation	129,000
		683,059
	BUSINESS DEVELOPMENT COMPANIES - 9.8%
17,363	Ares Capital Corporation	352,990
15,472	Hercules Capital, Inc.	256,990
30,506	Monroe Capital Corporation	316,957
17,160	Solar Capital Ltd.	328,271
14,492	WhiteHorse Finance, Inc.	220,568
		1,475,776
	OIL & GAS PRODUCERS - 4.1%
35,134	Antero Midstream Corporation	366,096
8,908	Hess Midstream, L.P., Class A	251,295
		617,391

	TOTAL COMMON STOCKS (Cost $2,390,520)	2,776,226

	MASTER LIMITED PARTNERSHIPS — 5.7%
	OIL & GAS PRODUCERS - 5.7%
13,716	DCP Midstream, L.P.	387,203
13,824	Enterprise Products Partners, L.P.	299,151

ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 5.7% (Continued)
	OIL & GAS PRODUCERS - 5.7% (Continued)
7,558	Oasis Midstream Partners, L.P.	$ 168,770
		855,124

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $917,498)	855,124

	PRIVATE INVESTMENT FUNDS — 12.6%
	PRIVATE INVESTMENT FUNDS - 12.6%
130,238	MSC Income Fund.(a)(c)	980,757
36,635	Walton Kimberlin Heights, L.P.(a)(c)(d)	304,804
10,752	Walton Sherwood Acres(a)(c)(d)	53,007
19,855	Walton US Land 2, L.P.(a)(c)	132,036
37,655	Walton US Land Fund 3, L.P.(a)(c)	295,968
10,752	Walton US Land Fund REIT(a)(c)(d)	138,378
		1,904,950

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $2,252,379)	1,904,950

	REITS — 59.1%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 9.7%
6,895	Gaming and Leisure Properties, Inc.	319,376
9,723	Gladstone Land Corporation	221,393
19,156	Independence Realty Trust, Inc.	389,825
1,578	Innovative Industrial Properties, Inc.	364,786
2,502	Realty Income Corporation	162,280
		1,457,660
	NON-LISTED REIT - 47.9%
103,002	Griffin Capital Essential Asset II(a)(c)	937,318
114,810	Griffin Health Care III(a)(c)	1,207,424
170,164	Hines Global REIT, Inc.(a)(c)	355,643
45,209	Phillips Edison Grocery Center REIT I, Inc.(a)(c)(d)	1,348,159
83,908	Steadfast Apartment REIT, Inc.(a)(c)(d)	1,411,624
125,573	Strategic Storage Trust, Inc.(a)(c)(d)	1,937,352
		7,197,520

ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	REITS — 59.1% (Continued)
	SPECIALTY FINANCE - 1.5%
13,283	Dynex Capital, Inc.	$ 229,530

	TOTAL REITS (Cost $8,463,488)	8,884,710

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
186,282	First American Government Obligations Fund, Class X, 0.03% (Cost $186,282)(b)	186,282

	TOTAL INVESTMENTS - 100.4% (Cost $15,074,951)	$ 15,117,132
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(57,500)
	NET ASSETS - 100.0%	$ 15,059,632

L.P.	- Limited Partnership
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	Illiquid security. Total illiquid securities represents 60.4% of net assets as of September 30, 2021.
(d)	Fair Value estimated using fair value procedures adopted by the Board of Trustees. Total Value of such securities is $5,193,324 or 34.5% of net assets as of September 30, 2021.